Off-balance-sheet exposures	6 Months Ended
Jun. 30, 2026
Off-Balance-Sheet Exposures
Off-balance-sheet exposures	Off-balance-sheet exposures
The off-balance-sheet exposures relate to balances representing loans commitments, financial guarantees and other commitments granted (recoverables and non recoverables).
Financial guarantees granted include financial guarantees contracts such as financial bank guarantees, credit derivatives, and risks arising from derivatives granted to third parties; non-financial guarantees include other guarantees and irrevocable documentary credits.
Loan and other commitments granted include all off-balance-sheet exposures, which are not classified as guarantees provided, including loans commitment granted.

	EUR million
	30-06-2026	31-12-2025
Loan commitments granted	325,379	321,234
Of which impaired	432	345
Financial guarantees granted	17,498	17,449
Of which impaired	316	332
Bank sureties	17,455	17,437
Credit derivatives sold	43	12
Other commitments granted	151,556	148,118
Of which impaired	574	668
Other granted guarantees	64,229	62,161
Other	87,327	85,957
The breakdown of the off-balance sheet exposure and impairment on 30 June 2026 and 31 December 2025 by impairment stages is EUR 471,257 million and EUR 464,215 million of exposure and EUR 357 million and EUR 338 million of impairment in stage 1, EUR 21,854 million and EUR 21,241 million of exposure and EUR 218 million and EUR 206 million of impairment in stage 2, and EUR 1,322 million and EUR 1,345 million of exposure and EUR 173 million and EUR 169 million of impairment in stage 3, respectively.